EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Total Equity		$ 161,645	$ 165,383	$ 167,564
Common Share Capital | Common shares
Disclosure of classes of share capital [line items]
Total Equity		10,780	10,806	10,831
Contributed Surplus | Common shares
Disclosure of classes of share capital [line items]
Total Equity		130	114	109
Retained Earnings | Common shares
Disclosure of classes of share capital [line items]
Total Equity		16,248	17,066	17,131
Ownership Changes1 | Common shares
Disclosure of classes of share capital [line items]
Total Equity		5,767	5,045	5,036
Accumulated other comprehensive income | Common shares
Disclosure of classes of share capital [line items]
Total Equity		9,568	8,843
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	$ 42,493	42,493	41,874	41,232
Common equity | Common shares | The Corporation
Disclosure of classes of share capital [line items]
Total Equity		42,493	41,874
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity		4,103	4,103	4,103
Preferred equity | Preferred shares | The Corporation
Disclosure of classes of share capital [line items]
Total Equity		4,103
Non-controlling interests
Disclosure of classes of share capital [line items]
Total Equity		$ 115,049	$ 119,406	$ 122,229